United States
                       Securities and Exchange Commission
                              Washington, DC  20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2001

Check here if amendment [ x ];   Amendment
Number:  1
This Amendment (Check only one):
[    ]  is a restatement
[ x ]  adds new holdings entries

Institutional Investment Manager Filing this
Report:

Name:          UBS Warburg LLC
Address:  677 Washington Boulevard
          Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of
Reporting Manager:

Name:          Sarah M. Starkweather
Title:    Director
Phone:    (203) 719-6891

Signature, Place, and Date of Signing:

/s/ Sarah M. Starkweather
Sarah M. Starkweather
February 8, 2002, Stamford, Connecticut

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expires on
February 14, 2002.

Report Type (Check only one):

[ x ]  13F Holdings Report
[    ]  13F Notice
[    ]  13F Combination Report


Report Summary

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   5

Form 13F Information Table Value Total:
$134,519 (thousands)

List of Other Included Managers:  NONE

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                                                                                         INVESTMENT
                                                                                          AUTHORITY
ISSUER              ISSUE             CUSIP         VALUE       QUANTITY  DISCRETN            SOLE
AES TR III          PFD CV 6.75%      00808N202    17,284        250,500      SOLE         250,500
MERRILL LYNCH       LYON ZERO     31  590188A65    43,208     85,350,000      SOLE      85,350,000
NETWORKS ASSOCS     SB DB CV ZERO 18  640938AB2    16,408     40,265,000      SOLE      40,265,000
SOLECTRON CORP      SR LYON ZERO  20  834182AK3    21,748     43,496,000      SOLE      43,496,000
TYCO INTL LTD       LYON ZERO     20  902124AC0    35,871     47,276,000      SOLE      47,276,000